Retirement Benefit Obligations - Summary of Retirement Benefit Expense in Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans And Defined Contribution Expenses Recognized In Income Statement [abstract]
Total defined contribution expense	€ 259	€ 225	€ 228
Total defined benefit expense/(credit)	45	43	36
Total expense in Consolidated Income Statement	€ 304	€ 268	€ 264